UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     February 6, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $82,840 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE


ICICI BANK ADR	ADR	45104G1040	18,123	941,457		SH/		SOLE	941,457	  0	0
RENAISSANCERE 	ADR	7496G1033	2,539	49,247		SH/		SOLE	49,247	  0	0
CIA Saneamento 	ADR	20041A102	8,706	359,626		SH/		SOLE	359,626	  0	0
Royal Dutch Sh	ADR	780259206	44	845		SH/		SOLE	845	  0	0
Unilever ADR	ADR	904767704	6,330	275,002		SH/		SOLE	275,002	  0	0
Nokia Corp 	ADR	6549022043	14,843	951,491		SH/		SOLE	951,491	  0	0
KT Corp ADR	ADR	48268K101	8,853	603,534		SH/		SOLE	603,534	  0	0
CIA Vale ADR	ADR	2044122099	3,570	294,800		SH/		sOLE	294,800	  0	0
CNOCC LTD ADR	ADR	1261321095	19,832	208,236		SH/		SOLE	208,236	  0	0